Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule Of Notional Amounts In Currency Mix	Notional amounts in currencies that represent a significant portion of the currency mix in outstanding financial instruments and other hedged items at 31 December:

EURm	USD	CNY	INR	GBP
2024
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	450	(220)	(175)	222
Foreign exchange exposure designated as hedged item for net investment hedging(3)	135	783	208	152
Foreign exchange exposure from interest-bearing liabilities(4)	(786)	—	—	—
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	961	(822)	(718)	(100)
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	735	813	200	83
2023
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	606	(232)	(153)	36
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	1 354	—	—	—
Foreign exchange exposure designated as hedged item for net investment hedging(3)	—	788	184	106
Foreign exchange exposure from interest-bearing liabilities(4)	(750)	—	—	—
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	2 475	(804)	(346)	(52)
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	(205)	720	(38)	108
(1)Includes foreign exchange exposure from forecast cash flows related to sales and purchases. In some currencies, especially the US dollar, Nokia has substantial foreign exchange exposures in both estimated cash inflows and outflows. These underlying exposures have been hedged.
(2)Includes foreign exchange exposure from contractual firm commitments. These underlying exposures have been substantially hedged.
(3)Includes net investment exposures in foreign operations. These underlying exposures have been hedged.
(4)Includes interest-bearing liabilities that have been hedged with cross-currency swaps and foreign exchange forwards. Refer to Note 5.3. Derivative and firm commitment assets and liabilities.
(5)Items on the statement of financial position are hedged by a portion of foreign exchange derivatives not designated in a hedge relationship and carried at fair value through profit and loss. Embedded derivatives are included in this line item.

Schedule Of Effects Of Hedge Accounting On The Financial Position And Performance	The effect of these programs on Nokia’s financial position and performance at 31 December:

EURm	Cash flow hedges(1)	Net investment hedges(1)	Fair value hedges for FX risk(1)	Fair value and cash flow hedges(1)
2024
Carrying amount of hedging instruments	(12)	(5)	—	(88)
Notional amount of hedging instruments	(1 043)	(1 498)	—	2 885
Notional amount of hedged items	1 043	1 498	—	(2 885)
Change in intrinsic value of hedging instruments since 1 January	(3)	(39)	—	10
Change in value of hedged items used to determine hedge effectiveness	6	39	—	(13)
2023
Carrying amount of hedging instruments	2	5	(45)	(174)
Notional amount of hedging instruments	(968)	(1 166)	(1 354)	3 205
Notional amount of hedged items	968	1 166	1 354	(3 205)
Change in intrinsic value of hedging instruments since 1 January	22	132	40	89
Change in value of hedged items used to determine hedge effectiveness	(15)	(132)	(42)	(93)
(1)No significant ineffectiveness has been recorded during the periods presented and economic relationships have been fully effective.

Schedule of VaR from financial instruments

The VaR risk measures for Nokia’s sensitivity to foreign exchange risks are presented in the Total VaR column and the simulated impact to financial statements is presented in the profit, other comprehensive income (OCI) and cumulative translation adjustment (CTA) columns in the table below.

	2024				2023
		Simulated impact on financial statements				Simulated impact on financial statements
EURm	Total VaR	Profit	OCI	CTA	Total VaR	Profit	OCI	CTA
31 December	36	40	23	—	72	67	18	—
Average for the year	19	15	21	—	32	25	23	—
Range for the year	8-36	9-40	11-25	0-0	19-72	12-67	9-40	0-0

Schedule of hedging instruments	To manage interest rate and foreign exchange risks related to Nokia’s interest-bearing liabilities, Nokia has designated the following cross-currency swaps as hedges under both fair value hedge accounting and cash flow hedge accounting, and interest rate swaps as hedges under fair value hedge accounting at 31 December:

				Notional (million in currency)		Fair value EURm
Entity	Instrument	Currency	Maturity	2024	2023	2024	2023
Nokia Corporation	Interest rate swaps	EUR	3/2024	—	378	—	2
Nokia Corporation	Interest rate swaps	EUR	5/2025	292	292	3	—
Nokia Corporation	Interest rate swaps	EUR	3/2026	630	630	(1)	(13)
Nokia Corporation	Cross-currency swaps	USD	6/2027	500	500	9	(28)
Nokia Corporation	Interest rate swaps	EUR	5/2028	500	500	(7)	(13)
Nokia Corporation	Interest rate swaps	EUR	8/2031	500	500	22	20
Nokia Corporation	Cross-currency swaps	USD	5/2039	500	500	(92)	(116)
Total						(66)	(148)

The most significant foreign exchange hedging instruments under cash flow, net investment and fair value hedge accounting at 31 December:
					Maturity breakdown of notional amounts (EURm)(1)
	Currency	Fair value (EURm)	Weighted average hedged rate	Total	Within 3 months	Between 3 and 12 months	Between 1 and 3 years	Beyond 3 years
2024
Cash flow hedge accounting	GBP	(5)	0.8423	(222)	(69)	(153)	—	—
	USD	(11)	1.0670	(459)	(170)	(289)	—	—

Net investment hedge accounting	CNY	(6)	7.6474	(783)	(783)	—	—	—
	INR	—	88.8518	(208)	(186)	(22)	—	—
2023
Cash flow hedge accounting	GBP	(1)	0.8640	(219)	(63)	(156)	—	—
	USD	5	1.0881	(860)	(231)	(629)	—	—
	USD	(2)	1.0832	257	—	119	131	7

Net investment hedge accounting	CNY	4	7.8152	(788)	(788)	—	—	—

Fair value hedge accounting for FX risk	USD	(45)	1.1196	(1 354)	(427)	(301)	(616)	(10)
(1) Negative notional amounts indicate that hedges sell currency, and positive notional amounts indicate that hedges buy currency.

Schedule of Interest rate profile of interest-bearing assets and liabilities

Interest rate profile of items under interest rate risk management at 31 December:
	2024		2023
EURm	Fixed rate	Floating rate(1)	Fixed rate	Floating rate(1)
Non-current interest-bearing financial investments	457	—	715	—
Current interest-bearing financial investments	133	1 528	510	1 055
Cash and cash equivalents	54	6 569	55	6 179
Interest-bearing liabilities	(3 150)	(737)	(3 483)	(708)
Financial assets and liabilities before derivatives	(2 506)	7 360	(2 203)	6 526
Interest rate derivatives	2 820	(2 820)	3 057	(3 057)
Financial assets and liabilities after derivatives	314	4 540	854	3 469
(1)All cash equivalents and derivative transaction-related collaterals with initial maturity of three months or less are considered floating rate for the purposes of interest rate risk management.

Schedule of sensitivity to interest rate exposure in the investment and debt portfolios.

Nokia’s sensitivity to interest rate exposure in the investment and debt portfolios is presented in the fair value column in the table below with simulated impact to the financial statements presented in the profit and other comprehensive income (OCI) columns.

	2024			2023
	Impact on	Impact on	Impact on	Impact on	Impact on	Impact on
EURm	fair value	profit	OCI	fair value	profit	OCI
Interest rates - increase by 100 basis points	3	4	—	(6)	3	1
Interest rates - decrease by 100 basis points	(2)	(5)	—	8	(4)	(1)

Schedule of outstanding fixed income and money market investments	Credit risk exposure by customer and country as % of total trade receivables and contract assets as well as loans and loan commitments to customers:

Customer	2024	2023
Customer 1	7.5%	12.2%
Customer 2	4.9%	3.6%
Customer 3	4.7%	3.4%
Total	17.1%	19.2%

Country	2024	2023
Country 1(1)	21.5%	19.0%
Country 2	10.6%	11.7%
Country 3	5.8%	6.1%
Total	37.9%	36.8%
(1)

Outstanding non-current and current interest-bearing financial investments, cash equivalents and cash classified by credit rating grades ranked in line with S&P Global Ratings categories at 31 December:

			Cash equivalents and interest-bearing financial investments
EURm	Rating(1)	Cash	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years	Total(2)(3)
2024	AAA	—	1 496	—	8	—	—	1 504
	AA+ – AA-	720	727	12	27	6	—	1 492
	A+ – A-	2 004	2 346	380	241	157	102	5 230
	BBB+ – BBB-	48	244	15	63	26	—	396
	Other	117	2	—	—	—	—	119
Total		2 889	4 815	407	339	189	102	8 741

2023	AAA	—	1 443	25	—	—	—	1 468
	AA+ – AA-	1 042	149	74	—	8	—	1 273
	A+ – A-	2 183	1 340	301	255	245	23	4 347
	BBB+ – BBB-	456	242	134	230	227	—	1 289
	Other	133	4	—	—	—	—	137
Total		3 814	3 178	534	485	480	23	8 514
(1)Bank Parent Company ratings are used here for bank groups. Actual bank subsidiary ratings may differ from the Bank Parent Company rating.
(2)Non-current and current interest-bearing financial investments and cash equivalents include bank deposits, structured deposits, investments in money market funds and investments in fixed income instruments.
(3)Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 306 million
(EUR 332 million in 2023) of instruments that have a call period of less than three months.

Schedule of financial assets and liabilities subject to offsetting under enforceable master netting agreements

The following table sets out financial assets and liabilities subject to offsetting under enforceable master netting agreements and similar arrangements at 31 December. To reconcile the items presented to the statement of financial position, items that are not subject to offsetting would need to be included, refer to Note 5.3. Derivative and firm commitment assets and liabilities.

		Related amounts not set off in the statement of financial position
EURm	Net amounts of financial assets/ (liabilities) presented in the statement of financial position	Financial instruments assets/(liabilities)	Cash collateral (received)/pledged	Net amount
2024
Derivative assets	178	(143)	(33)	2
Derivative liabilities	(296)	143	147	(6)
Total	(118)	—	114	(4)
2023
Derivative assets	131	(115)	(15)	1
Derivative liabilities	(285)	115	164	(6)
Total	(154)	—	149	(5)

Schedule of financial liabilities that are part of supplier finance arrangements	Liabilities under supplier finance arrangements at 31 December:

Carrying amount of liabilities (EURm)	2024
Presented within trade and other payables	564
Of which suppliers have received payment	250

Range of payment due dates after invoice date (days)	2024
Liabilities that are part of the arrangements	60-90
Comparable trade payables that are not part of an arrangement	30-120

Schedule of credit facilities and funding programs

Nokia’s significant credit facilities and funding programs at 31 December:
				Utilized (million)
Committed/uncommitted	Financing arrangement	Currency	Nominal (million)	2024	2023
Committed	Revolving Credit Facility(1)	EUR	1 412	—	—
Committed	NIB Loan Facility(2)	EUR	250	100	—
Uncommitted	Finnish Commercial Paper Programme	EUR	750	—	—
Uncommitted	Euro-Commercial Paper Programme	EUR	1 500	—	—
Uncommitted	Euro Medium Term Note Programme(3)	EUR	5 000	1 922	2 300
Total				2 022	2 300
(1)The facility has its maturity in June 2026.
(2)The availability period of the remaining loan facility of EUR 150 million ends in April 2025.
(3)All euro-denominated bonds have been issued under the Euro Medium Term Note Programme.

Schedule of borrowing changes

EURm	Long-term interest-bearing liabilities	Short-term interest-bearing liabilities	Derivatives held to hedge long- term borrowings(1)	Lease liabilities(2)	Total
1 January 2024	3 637	554	174	997	5 362
Cash flows	(361)	(6)	—	(225)	(592)
Non-cash changes:
Changes in foreign exchange rates	64	2	(49)	15	32
Changes in fair value	(5)	—	(37)	—	(42)
Reclassification between long-term and short-term	(417)	417	—	—	—
Liabilities associated with assets held for sale	—	—	—	(30)	(30)
Additions(3)	—	—	—	117	117
Other	—	2	—	(11)	(9)
31 December 2024	2 918	969	88	863	4 838

1 January 2023	4 249	228	246	1 042	5 765
Cash flows	(283)	(40)	(19)	(239)	(581)
Non-cash changes:
Changes in foreign exchange rates	(34)	(3)	25	(12)	(24)
Changes in fair value	83	—	(79)	—	4
Reclassification between long-term and short-term	(374)	374	—	—	—
Additions(3)	—	—	—	206	206
Other	(4)	(5)	1	—	(8)
31 December 2023	3 637	554	174	997	5 362
(1)Includes derivatives designated in fair value and cash flow hedge accounting relationships as well as derivatives not designated in hedge accounting relationship but hedging identifiable long-term borrowing exposure.
(2)Includes non-current and current lease liabilities. In 2024. cash flows exclude Submarine Networks’ cash flows after it was classified as held for sale and a discontinued
operation.
(3)Includes new lease contracts as well as modifications and remeasurements of existing lease contracts.

Schedule of undiscounted cash flow analysis for lease liabilities, financial liabilities and financial assets	The following table presents an undiscounted, contractual cash flow analysis for lease liabilities, financial liabilities and financial assets presented on the statement of financial position as well as loan commitments given and obtained. The line-by-line analysis does not directly reconcile with the statement of financial position.

	2024						2023
	Due						Due
EURm	within 3 months	between 3 and 12 months	between 1 and 3 years	between 3 and 5 years	beyond 5 years	Total	within 3 months	between 3 and 12 months	between 1 and 3 years	between 3 and 5 years	beyond 5 years	Total
Non-current financial assets
Non-current interest-bearing financial investments	3	5	359	129	—	496	—	—	394	385	—	779
Other non-current financial assets(1)	—	—	57	8	48	113	—	—	60	8	46	114
Current financial assets
Other current financial assets excluding derivatives(1)	318	99	—	—	—	417	216	31	—	—	—	247
Current interest-bearing financial investments(2)	1 390	279	—	—	—	1 669	998	595	—	—	—	1 593
Cash and cash equivalents(2)	6 351	114	80	83	25	6 653	6 017	52	30	138	26	6 263
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	(6)	3	(1)	(1)	4	(1)	(7)	(2)	(11)	(12)	(10)	(42)
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	5 492	2 471	1 081	114	—	9 158	8 407	1 582	358	6	—	10 353
Derivative contracts – payments	(5 428)	(2 416)	(1 017)	(106)	—	(8 967)	(8 349)	(1 560)	(353)	(6)	—	(10 268)
Trade receivables	4 529	933	39	—	—	5 501	3 834	1 316	184	—	—	5 334
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(21)	(103)	(1 345)	(926)	(1 441)	(3 836)	(33)	(115)	(1 766)	(1 200)	(1 528)	(4 642)
Long-term lease liabilities	—	—	(294)	(172)	(266)	(732)	—	—	(353)	(199)	(304)	(856)
Other non-current financial liabilities	(12)	—	(23)	(10)	—	(45)	—	—	(11)	(11)	(11)	(33)
Current financial and lease liabilities
Short-term interest-bearing liabilities	(603)	(386)	—	—	—	(989)	(473)	(98)	—	—	—	(571)
Short-term lease liabilities	(64)	(175)	—	—	—	(239)	(44)	(179)	—	—	—	(223)
Other financial liabilities excluding derivatives(3)	(490)	(2)	—	—	—	(492)	(458)	(24)	—	—	—	(482)
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	(2)	(14)	(10)	3	—	(23)	(4)	(29)	(41)	(12)	—	(86)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	5 517	1 400	965	160	784	8 826	6 475	1 322	735	541	767	9 840
Derivative contracts – payments	(5 635)	(1 458)	(1 013)	(174)	(777)	(9 057)	(6 553)	(1 353)	(806)	(551)	(858)	(10 121)
Discounts without performance obligations	(222)	(149)	(6)	(3)	—	(380)	(151)	(212)	(40)	(1)	—	(404)
Trade payables	(3 049)	(126)	(25)	(12)	(1)	(3 213)	(3 154)	(204)	(64)	—	(1)	(3 423)
Commitments given and obtained
Loan commitments given undrawn(4)	(5)	(6)	—	—	—	(11)	(1)	(4)	—	—	—	(5)
Loan commitments obtained undrawn(5)	(1)	148	1 410	—	—	1 557	(1)	86	1 408	—	—	1 493
Venture fund commitments undrawn(6)	306	—	—	—	—	306	381	—	—	—	—	381
(1)Other non-current financial assets and other current financial assets excluding derivatives mainly include financial receivables from customers and suppliers.
(2)Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 306 million (EUR 332 million in 2023) of instruments that have a call period of less than three months.
(3)Other financial liabilities excluding derivatives include a conditional obligation to China Huaxin presented in the earliest period as the exercise period is open.
(4)Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.
(5)Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.
(6)The timing of draw downs for these commitments are dependent on investment decisions of various venture funds and these are typically spread over a time period of several years. For further information on venture fund commitments, refer to Note 6.1.
Commitments, contingencies and legal proceedings.